Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Summary of Property and Equipment
Property and equipment, net consisted of the following (dollars in thousands):

	December 31, 2020	December 31, 2019
Computer equipment	$289	$79
Leasehold improvements	427	398
Furniture and fixtures	14	14

Total property and equipment	730	491
Less: Accumulated depreciation	(214)	(70)

Property and equipment, net	$516	$421